ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2014
Accounts Payable And Accrued Liabilities Tables
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	2014	2013	2012
Accounts Payable	$404,986	$252,749	$520,594
Professional services (legal, audit, financial)	15,000	14,000	15,000
Other	70,447	69,152	-
	$490,433	$355,901	$542,594